Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions

NOTE 8. PARTY-IN-INTEREST TRANSACTIONS

The Plan investments are managed by Vanguard Fiduciary Trust Company (Vanguard). Vanguard is the Trustee as defined by the Plan, and therefore, the investment transactions qualify as party-in-interest transactions. SageView is the investment advisor for the Plan, and fees paid for investment advisory services qualify as party-in-interest transactions. Dividends received from Avista Corporation common stock totaled $941,542 and $933,889 for the years ended December 31, 2025 and 2024, respectively, and qualify as party-in-interest transactions. These party-in-interest transactions are exempt from the prohibited transaction rules of ERISA. Fees incurred by the Plan for investment management services and investment advisory services are included in administrative expenses. Certain other expenses of the Plan for recordkeeping, legal and accounting fees are included in administrative expenses. Expenses paid by the Company are not included in the statements of changes in net assets available for benefits.